Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011